Risks and Concentration (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percent	10.00%	10.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percent	12.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percent	12.00%	10.00%	10.00%
Maximum [Member] | Unfavorable Regulatory Action [Member] | Internet Audio Visual Program Transmission License [Member]
Concentration Risk [Line Items]
Fine on lack of license payment		¥ 30,000